OTHER CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
OTHER CURRENT ASSETS
Security deposits		$ 327,104
Prepaid expense	$ 88,727	84,428
Other receivables	1,470,448	14,090
Total other current assets	$ 1,559,174	$ 425,622